Investments in Non-marketable Equity Securities (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	May. 31, 2015	Oct. 31, 2014	May. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment					$ 0	$ 309	$ 0
Gains (losses) on sale of securities, net					1,993	10,471	$ (8)
L Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments	$ 1,682		$ 14,743
Gains (losses) on sale of securities, net					$ 1,682	10,743
Total Proceeds From Sale, Maturity and Collection Of Investments			$ 16,425
S Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments				$ 4,948
Gains (losses) on sale of securities, net						241
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments		$ 1,168
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment						$ 309